Guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guarantees
Guarantee outstanding	₩ 7,611,211	₩ 9,324,734
Contingent guarantees	3,259,613	2,997,553
Subtotal	10,870,824	12,322,287
Commitments to extend credit
Loan commitments in won	54,827,918	54,077,528
Loan commitments in foreign currency	18,992,984	20,464,242
ABS and ABCP commitments	2,035,543	2,060,089
Others	3,021,513	1,362,433
Subtotal	78,877,958	77,964,292
Endorsed bills
Secured endorsed bills	85,456	32,187
Unsecured endorsed bills	7,810,788	8,822,654
Subtotal	7,896,244	8,854,841
Loans sold under repurchase agreement	2,099	2,099
Total	₩ 97,647,125	₩ 99,143,519